SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION	12 Months Ended
Dec. 31, 2020
Real Estate And Accumulated Depreciation Disclosure 1 [Abstract]
SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
SCHEDULE III – SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
The table below presents the partnership’s number of commercial properties, the related fair value, debt obligations, weighted average year of acquisition and weighted average year of construction by asset class as of December 31, 2020.

	Dec. 31, 2020
	Number of properties	Fair value(1)	Debt(2)	Weighted average year of acquisition(3)	Weighted average year of construction(3)
(US$ millions, except where noted)
Core Office
United States	38	$14,358	$8,088	2004	1986
Canada	24	4,639	2,161	2002	1993
Australia	9	2,366	1,451	2009	2006
Europe	3	2,495	1,430	2020	2019
Brazil	2	309	57	2014	2014
	76	24,167	13,187	2006	1993
Core Retail	63	20,293	10,179	2018	1975
Opportunistic Office	111	7,946	4,950	2016	1993
Opportunistic Retail	34	2,384	1,521	2016	1978
Multifamily	38	2,355	1,978	2016	1994
Triple Net Lease	216	3,582	2,698	2015	1992
Student Housing	53	2,757	1,675	2017	2013
Manufactured Housing	136	2,718	1,195	2017	1974
Mixed-Use	7	2,999	1,937	2016	2010
Total	734	69,201	39,320	2013	1988
(1)Excludes right-of-use assets, development properties and land/parking lots with a fair value of $3,409 million.
(2)Excludes debt related to development properties and land in the amount of $676 million, unsecured and corporate facilities of $9,900 million, debt on hospitality assets of $4,699 million and deferred financing costs of $258 million.
(3)Weighted against the fair value of the properties at December 31, 2020.